Equity (Details Narrative) (USD $)	3 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Convertible debts	$ 48,145	$ 0
Accrued interest	640
Warrant [Member]
Forfeited the remaining warrants	22,857,143
Warrants for common stock	$ 26,373,626	$ 52,554